Exhibit 99.1

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 1

A.	DATES

					Begin	End	# days
1	Determination Date					2/18/2014
2	Payment Date					2/20/2014
3	Collection Period				12/29/2013	2/1/2014	35
4	Monthly Interest Period - Actual				1/21/2014	2/19/2014	30
5	Monthly Interest - Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	220,000,000.00	15,003,474.70	—	15,003,474.70	—	—
7	Class A-2-A Notes	225,000,000.00	225,000,000.00	—	9,794,046.42	215,205,953.58	0.9564709
8	Class A-2-B Notes	370,000,000.00	370,000,000.00	—	16,105,765.23	353,894,234.77	0.9564709
9	Class A-3 Notes	350,000,000.00	350,000,000.00	—	—	350,000,000.00	1.0000000
10	Class A-4 Notes	85,000,000.00	85,000,000.00	—	—	85,000,000.00	1.0000000

11	Equals: Total Securities	$1,250,000,000.00	$1,045,003,474.70	$—	$40,903,286.35	$1,004,100,188.35

12	Overcollateralization	224,969,190.96	247,057,339.49			247,057,339.49

13	Total Securitization Value	$1,474,969,190.96	$1,292,060,814.19			$1,251,157,527.84

14	NPV Lease Payments Receivable	590,265,127.79	429,715,420.46			399,906,099.88
15	NPV Base Residual	884,704,063.17	862,345,393.73			851,251,427.96

		Coupon Rate	Libor Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
16	Class A-1 Notes	0.23000%	N/A	2,875.67	0.0130712	15,006,350.37	68.2106835
17	Class A-2-A Notes	0.63000%	N/A	118,125.00	0.5250000	9,912,171.42	44.0540952
18	Class A-2-B Notes	0.40700%	0.15700%	125,491.67	0.3391667	16,231,256.89	43.8682619
19	Class A-3 Notes	0.84000%	N/A	245,000.00	0.7000000	245,000.00	0.7000000
20	Class A-4 Notes	1.07000%	N/A	75,791.67	0.8916667	75,791.67	0.8916667

	Equals: Total Securities			567,284.00		41,470,570.35

C.	COLLECTIONS AND AVAILABLE FUNDS
21	Lease Payments Received						27,341,621.83
22	Pull Ahead Waived Payments						—
23	Sales Proceeds - Early Terminations						20,384,232.44
24	Sales Proceeds via Customer - Scheduled Terminations						316,719.87
25	Sales Proceeds via Auction - Scheduled Terminations						130,003.56
26	Sales Proceeds via Dealer - Scheduled Terminations						2,620,405.40
27	Security Deposits for Terminated Accounts						9,950.00
28	Excess Wear and Tear Received						10,541.60
29	Excess Mileage Charges Received						48,662.45
30	Other Recoveries Received						29,544.00

31	Subtotal: Total Collections						50,891,681.15

32	Repurchase Payments						—
33	Postmaturity Term Extension						—
34	Investment Earnings on Collection Account						1,329.55

35	Total Available Funds, prior to Servicer Advances						50,893,010.70

36	Servicer Advance						—

37	Total Available Funds						50,893,010.70

38	Reserve Account Draw						—

39	Available for Distribution						50,893,010.70

D.	DISTRIBUTIONS
40	Payment Date Advance Reimbursement (Item 80)						—
41	Servicing Fee (Servicing and Administrative Fees paid pro rata):
42	Servicing Fee Shortfall from Prior Periods						—
43	Servicing Fee Due in Current Period						1,076,717.35
44	Servicing Fee Shortfall						—
45	Administration Fee (Servicing and Administrative Fees paid pro rata):
46	Administration Fee Shortfall from Prior Periods						—
47	Administration Fee Due in Current Period						5,000.00
48	Administration Fee Shortfall						—
49	Interest Paid to Noteholders						567,284.00
50	First Priority Principal Distribution Amount						—
51	Amount Paid to Reserve Account to Reach Specified Balance						—
52	Subtotal: Remaining Available Funds					49,244,009.36
53	Regular Principal Distribution Amount					40,903,286.35
54	Regular Principal Paid to Noteholders (lesser of Item 48 and Item 49)						40,903,286.35
55	Other Amounts paid to Trustees						—

56	Remaining Available Funds						8,340,723.01

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 2

E.	CALCULATIONS

57	Calculation of First Priority Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,045,003,474.70
59	Less: Aggregate Securitization Value (End of Collection Period)		(1,251,157,527.84)

60	First Priority Principal Distribution Amount (not less than zero)		—

61	Calculation of Regular Principal Distribution Amount:
62	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,045,003,474.70
63	Less: First Priority Principal Distribution Amount		—
64	Less: Targeted Note Balance		(1,004,100,188.35)

65	Regular Principal Distribution Amount		40,903,286.35

66	Calculation of Targeted Note Balance:
67	Aggregate Securitization Value (End of Collection Period)		1,251,157,527.84
68	Less: Targeted Overcollateralization Amount (16.75% of Initial Securitization Value)		(247,057,339.49)

69	Targeted Note Balance		1,004,100,188.35

70	Calculation of Servicer Advance:
71	Available Funds, prior to Servicer Advances (Item 31)		50,893,010.70
72	Less: Payment Date Advance Reimbursement (Item 80)		—
73	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,076,717.35
74	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
75	Less: Interest Paid to Noteholders (Item 45)		567,284.00
76	Less:1st Priority Principal Distribution (Item 56)		—

77	Equals: Remaining Available Funds before Servicer Advance (If <0, Available Funds Shortfall)		49,244,009.36
78	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73>0)		N/A

79	Servicer Advance (If Item 73<0, lesser of Item 74 and absolute value of Item 73, else 0)		—

80	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		49,244,009.36

81	Reserve Account Draw Amount (If Item 76<0, Lesser of the Reserve Account Balance and Item 76)		—

82	Reconciliation of Servicer Advance:
83	Beginning Balance of Servicer Advance		—
84	Payment Date Advance Reimbursement		—
85	Additional Payment Advances for current period		—

86	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

87	Reserve Account Balances:
88	Targeted Reserve Account Balance		7,374,845.95
89	Initial Reserve Account Balance		7,374,845.95

90	Beginning Reserve Account Balance		7,374,845.95
91	Plus: Net Investment Income for the Collection Period		187.86

92	Subtotal: Reserve Fund Available for Distribution		7,375,033.81
93	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
94	Less: Reserve Account Draw Amount (Item 77)		—

95	Subtotal Reserve Account Balance		7,375,033.81
96	Less: Excess Reserve Account Funds to Transferor (If Item 91> Item 84)		187.86

97	Equals: Ending Reserve Account Balance		7,374,845.95

98	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

99	Current Period Net Residual Losses:	Units	Amounts
100	Aggregate Securitization Value for Scheduled Terminated Units - Customer	16	295,508.21
101	Aggregate Securitization Value for Scheduled Terminated Units - Auctions	11	143,782.66
102	Aggregate Securitization Value for Scheduled Terminated Units - Dealer	155	2,440,655.45
103	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Customer		(317,469.87)
104	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Auctions		(130,003.56)
105	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units - Dealer		(2,624,605.40)
106	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		—
107	Less: Excess Wear and Tear Received		(10,541.60)
108	Less: Excess Mileage Received		(48,662.45)

109	Current Period Net Residual Losses/(Gains)	182	(251,336.56)

110	Cumulative Net Residual Losses:
111	Beginning Cumulative Net Residual Losses	30	(342,620.66)
112	Current Period Net Residual Losses (Item 101)	182	(251,336.56)

113	Ending Cumulative Net Residual Losses	212	(593,957.22)

114	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.04%

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 3

G.	POOL STATISTICS

				Initial	Current
115	Collateral Pool Balance Data:
116	Aggregate Securitization Value			1,474,969,191	1,251,157,528
117	Aggregate Base Residual Value			1,026,754,815	949,460,800
118	Number of Current Contracts			65,841	61,165
119	Weighted Average Lease Rate			2.61%	2.55%
120	Average Remaining Term			25.8	19.3
121	Average Original Term			38.9	38.9
122	Proportion of Base Prepayment Assumption Realized				161.17%
123	Actual Monthly Prepayment Speed				1.15%
124	Turn-in Ratio on Scheduled Terminations				91.21%

		Sales Proceeds	Units	Book Amount	Securitization Value
125	Pool Balance - Beginning of Period		62,221	1,462,032,193	1,292,060,814
126	Depreciation/Payments			(21,439,844)	(19,294,547)
127	Gross Credit Losses		(16)	(325,048)	(317,980)
128	Early Terminations - Regular		(858)	(20,300,081)	(18,410,813)
129	Early Terminations - Lease Pull Aheads		—	—	—
130	Scheduled Terminations - Purchased by Customer	317,470	(16)	(316,779)	(295,508)
131	Scheduled Terminations - Sold at Auction	130,004	(11)	(162,778)	(143,783)
132	Scheduled Terminations - Purchased by Dealer	2,624,605	(155)	(2,632,746)	(2,440,655)

133	Pool Balance - End of Period		61,165	1,416,854,919	1,251,157,528

			Units	Securitization Value	Percentage
134	Delinquencies Aging Profile - End of Period
135	Current		60,773	1,243,363,117	99.38%
136	31 - 90 Days Delinquent		354	7,001,833	0.56%
137	91+ Days Delinquent		38	792,578	0.06%

138	Total		61,165	1,251,157,528	100.00%

139	Credit Losses:			Units	Amounts
140	Aggregate Securitization Value on charged-off units			16	317,980
141	Aggregate Liquidation Proceeds on charged-off units				(154,048)
142	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
143	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
144	Recoveries on charged-off units				—

145	Current Period Aggregate Net Credit Losses/(Gains)			16	163,932

146	Cumulative Net Credit Losses:
147	Beginning Cumulative Net Credit Losses			37	230,701
148	Current Period Net Credit Losses (Item 136)			16	163,932

149	Ending Cumulative Net Credit Losses			53	394,633

150	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.03%

151	Aging of Scheduled Maturies Not Sold				Units
152	0 - 60 Days since Contract Maturity				73
153	61 - 120 Days since Contract Maturity				—
154	121+ Days since Contract Maturity				—

VW CREDIT, INC., as Servicer

Volkswagen Auto Lease Trust 2013-A
MONTHLY SERVICER CERTIFICATE
For the collection period ended 02-01-14	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE
Payment Date	Scheduled Reduction(1)
3/20/2014	17,832,153
4/20/2014	20,411,482
5/20/2014	21,064,052
6/20/2014	23,459,273
7/20/2014	25,269,678
8/20/2014	28,140,763
9/20/2014	41,814,959
10/20/2014	43,207,560
11/20/2014	43,694,754
12/20/2014	36,759,554
1/20/2015	40,231,068
2/20/2015	58,948,887
3/20/2015	41,453,353
4/20/2015	43,166,426
5/20/2015	53,571,627
6/20/2015	59,469,000
7/20/2015	43,694,174
8/20/2015	40,142,606
9/20/2015	46,962,633
10/20/2015	57,440,507
11/20/2015	57,701,953
12/20/2015	50,096,976
1/20/2016	36,915,353
2/20/2016	29,003,578
3/20/2016	35,182,429
4/20/2016	40,158,905
5/20/2016	39,870,071
6/20/2016	20,795,338
7/20/2016	47,089,919
8/20/2016	49,803,812
9/20/2016	18,431,166
10/20/2016	10,602,528
11/20/2016	9,327,107
12/20/2016	3,539,820
1/20/2017	1,842,442
2/20/2017	1,237,328
3/20/2017	3,584,528
4/20/2017	4,669,613
5/20/2017	4,287,135
6/20/2017	281,361
7/20/2017	850
8/20/2017	809
9/20/2017	—
10/20/2017	—
11/20/2017	—
12/20/2017	—
1/20/2018	—
2/20/2018	—
3/20/2018	—
4/20/2018	—
5/20/2018	—
6/20/2018	—
7/20/2018	—
8/20/2018	—
9/20/2018	—
10/20/2018	—
11/20/2018	—
12/20/2018	—

Total:	1,251,157,527.84

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option excercises or other early lease terminations).

Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month